Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs of Defined Contribution Plans (Detail) - PHP (₱)
₱ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Of Plan Assets [Line Items]
Service costs	₱ 1,063	₱ 1,158	₱ 1,066
Accrued benefit costs	7,159	8,984	11,197
Interest costs – net	457	539	471
Net periodic benefit costs (Note 5)	1,541	1,356	1,537
Present value of defined benefit obligation [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Present value of defined benefit obligations at beginning of the year	21,503	23,142	21,602
Service costs	1,063	1,158	1,066
Actuarial losses – economic assumptions	2,611	1,277	694
Actuarial gains – experience	(419)	(423)	(369)
Actual benefits paid/settlements	(887)	(2,723)	(241)
Present value of defined benefit obligations at end of the year	20,683	21,503	23,142
Interest costs – net	1,227	1,180	1,071
Plan assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Actual benefits paid/settlements	(887)	(2,723)	(241)
Fair value of plan assets at beginning of the year	12,534	11,960	11,439
Actual contributions	5,110	5,122	5,708
Interest income on plan assets	770	641	600
Return on plan assets (excluding amount included in net interest)	(3,988)	(2,466)	(5,546)
Fair value of plan assets at end of the year	13,539	12,534	11,960
Investment property [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Service costs	314	269	284
Curtailment and others			(15)
Funded status – net	355	372	237
Accrued benefit costs	23	13	9
Prepaid benefit costs (Note 18)	378	385	246
Interest costs – net		(18)	(31)
Net periodic benefit costs (Note 5)	314	251	238
Investment property [member] | Present value of defined benefit obligation [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Present value of defined benefit obligations at beginning of the year	2,490	2,177	2,116
Service costs	314	269	284
Interest costs on benefit obligation		113	94
Actuarial losses – economic assumptions		29	1
Actuarial gains – experience		(6)	(77)
Actual benefits paid/settlements		(92)	(226)
Curtailment and others			(15)
Present value of defined benefit obligations at end of the year	2,804	2,490	2,177
Investment property [member] | Plan assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Actual benefits paid/settlements		(92)	(226)
Fair value of plan assets at beginning of the year	2,862	2,414	2,388
Actual contributions	297	335	201
Interest income on plan assets		131	125
Return on plan assets (excluding amount included in net interest)		74	(74)
Fair value of plan assets at end of the year	₱ 3,159	₱ 2,862	₱ 2,414